Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
Central Index Key	0000828475
Amendment Flag	false
Document Creation Date	Apr. 29, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A
Prospectus:
Trading Symbol	DRNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class C
Prospectus:
Trading Symbol	DCNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Z
Prospectus:
Trading Symbol	DZNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class I
Prospectus:
Trading Symbol	DNMIX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Y
Prospectus:
Trading Symbol	DNJYX